Schedule of Investments (unaudited) October 31, 2021	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Guam — 0.2%

Utilities — 0.2%
Guam Government Waterworks Authority, RB, Series A, 5.00%, 01/01/50	$460	$542,928

Pennsylvania — 117.2%

Corporate — 3.1%
Pennsylvania Economic Development Financing Authority, RB
AMT, 0.45%, 06/01/41(a)	1,665	1,662,378
Series A, AMT, 0.58%, 08/01/37(a)	2,755	2,738,897
Series A, AMT, 3.25%, 08/01/39(b)	1,950	1,992,605
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	135	142,631

		6,536,511

County/City/Special District/School District — 31.2%
Allentown Neighborhood Improvement Zone Development Authority Refunding RB, 5.00%, 05/01/42(c)	1,980	2,393,947
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB
Series A, 5.00%, 05/01/35	190	194,531
Series A, 5.00%, 05/01/42	450	459,440
Altoona Area School District, GO
(BAM, SAW), 5.00%, 12/01/25(d)	725	853,353
Series A, (AGM, SAW), 5.00%, 12/01/36	1,180	1,361,567
Bethlehem Area School District, GO
Series A, (BAM, SAW), 5.00%, 08/01/34	1,610	1,844,910
Series A, (BAM, SAW), 5.00%, 08/01/35	1,210	1,385,316
Borough of West Chester Pennsylvania, Refunding GO, 3.50%, 11/15/35	1,095	1,186,942
Boyertown Area School District, GO
(SAW), 5.00%, 10/01/36	610	671,615
(SAW), 5.00%, 10/01/38	920	1,011,335
Bristol Township School District, GO
(SAW), 5.00%, 06/01/40	775	828,146
(BAM, SAW), 5.00%, 06/01/42	1,685	1,991,739
Chester County Industrial Development Authority, SAB(b)
4.25%, 03/01/35	715	724,302
4.75%, 03/01/50	1,525	1,551,584
City of Lancaster Pennsylvania, GO, (BAM), 4.00%, 11/01/42	1,705	1,945,430
City of Philadelphia Pennsylvania, Refunding GO, Series A, 5.00%, 08/01/37	1,360	1,636,927
City of Pittsburgh Pennsylvania, GO, Series B, 5.00%, 09/01/22(d)	1,095	1,138,592
Coatesville School District, GO, CAB(e)
Series A, (BAM, SAW), 0.00%, 10/01/34	160	107,022
Series A, (BAM, SAW), 0.00%, 10/01/35	1,435	918,073
Series A, (BAM, SAW), 0.00%, 10/01/37	1,395	816,079
Coatesville School District, Refunding GO, CAB(e)
Series B, (BAM, SAW), 0.00%, 10/01/33	275	192,214
Series B, (BAM, SAW), 0.00%, 10/01/34	550	367,888
Series C, (BAM, SAW), 0.00%, 10/01/33	360	259,662
County of Monroe Pennsylvania, GO
Series A, 4.00%, 07/15/30	455	545,158
Series A, 4.00%, 07/15/31	530	632,013
Series A, 4.00%, 07/15/32	695	824,774

Security	Par (000)	Value

County/City/Special District/School District (continued)
Dallastown Area School District, Refunding GO, (SAW), 5.00%, 04/15/34	$1,235	$1,408,062
East Pennsboro Area School District, GO
(BAM, SAW), 4.00%, 10/01/40	355	400,780
(BAM, SAW), 4.00%, 10/01/44	840	945,978
Fox Chapel Area School District, GO
(SAW), 5.00%, 02/01/39	1,345	1,610,612
(SAW), 5.00%, 02/01/42	1,250	1,474,245
Governor Mifflin School District, GO
Series A, (SAW), 4.00%, 04/01/39	360	414,966
Series A, (SAW), 4.00%, 04/01/40	225	258,876
Series A, (SAW), 4.00%, 04/01/42	640	732,860
Series A, (SAW), 4.00%, 04/01/43	570	652,383
Series A, (SAW), 4.00%, 04/01/46	665	754,528
Manheim Township School District, GO
Series A, (SAW), 3.00%, 02/01/34	100	109,070
Series A, (SAW), 4.00%, 02/01/34	260	304,751
Series A, (SAW), 4.00%, 02/01/35	510	596,898
Series A, (SAW), 4.00%, 02/01/36	345	402,604
Marple Newtown School District, GO, (SAW), 3.00%, 06/01/40	1,375	1,462,685
Northampton County Industrial Development Authority, TA, 7.00%, 07/01/32	140	148,266
School District of Philadelphia, GO, Series A, (SAW), 4.00%, 09/01/46	2,560	2,917,560
Shaler Area School District, GO, CAB, (XLCA SAW), 0.00%, 09/01/30(e)	6,145	5,166,237
Springfield School District/Delaware County, GO
(SAW), 5.00%, 03/01/36	870	1,059,851
(SAW), 5.00%, 03/01/37	890	1,082,105
(SAW), 5.00%, 03/01/40	1,025	1,242,836
(SAW), 5.00%, 03/01/43	775	937,323
State Public School Building Authority, RB, CAB(e)
(AGM, SAW), 0.00%, 12/15/22	1,640	1,630,491
(AGM, SAW), 0.00%, 12/15/23	1,980	1,952,923
(AGM, SAW), 0.00%, 12/15/24	1,980	1,927,585
(AGM, SAW), 0.00%, 12/15/25	1,770	1,690,605
Township of Lower Paxton Pennsylvania, GO
5.00%, 04/01/24(d)	1,870	2,078,674
Series A, 4.00%, 04/01/39	400	458,927
Series A, 4.00%, 04/01/40	150	171,954
Series A, 4.00%, 04/01/42	315	360,026
Series A, 4.00%, 04/01/50	395	446,138
Tredyffrin Easttown School District, GO, (SAW), 5.00%, 02/15/39	695	832,210
West Shore School District, GO
(SAW), 5.00%, 11/15/43	2,095	2,520,360
(SAW), 4.00%, 11/15/45	715	826,283
(SAW), 4.00%, 11/15/48	360	412,311
(SAW), 5.00%, 11/15/48	1,200	1,435,989

		66,670,511

Education — 18.5%
Berks County Municipal Authority, Refunding RB
5.00%, 10/01/39	160	175,885
5.00%, 10/01/49	430	466,309
City of Erie Higher Education Building Authority, Refunding RB
4.00%, 05/01/36	105	119,705
5.00%, 05/01/47	335	405,481

1

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Commonwealth of Pennsylvania, GO, First Series, 5.00%, 06/01/22(d)	$2,460	$2,528,683
Delaware County Authority, RB
5.00%, 08/01/40	1,205	1,380,504
5.00%, 08/01/45	1,610	1,810,976
Delaware County Authority, Refunding RB, CAB, 5.00%, 07/01/47	2,480	2,803,454
East Hempfield Township Industrial Development Authority, RB(d)
5.00%, 07/01/23	785	846,557
5.00%, 07/01/25	1,255	1,458,064
Latrobe Industrial Development Authority, Refunding RB, 4.00%, 03/01/46	285	304,585
Lehigh County Industrial Development Authority, Refunding RB, 4.00%, 05/01/51	840	888,930
Northampton County General Purpose Authority, Refunding RB, 4.00%, 11/01/38	1,160	1,344,758
Pennsylvania Higher Education Assistance Agency, RB
Series A, 5.00%, 06/01/26	165	192,687
Series A, 5.00%, 06/01/27	185	220,310
Series A, 5.00%, 06/01/28	195	236,105
Series A, 5.00%, 06/01/29	190	233,427
Series A, 5.00%, 06/01/30	140	174,262
Series A, 2.63%, 06/01/42	1,250	1,218,161
Series B, AMT, Subordinate, 3.13%, 06/01/48	350	341,142
Pennsylvania Higher Educational Facilities Authority, RB, Series AT-1, 4.00%, 06/15/34	2,000	2,275,966
Pennsylvania Higher Educational Facilities Authority, Refunding RB
5.00%, 05/01/37	1,325	1,349,126
Series A, 5.25%, 07/15/23(d)	1,580	1,713,491
Series A, 5.50%, 07/15/23(d)	385	419,162
Philadelphia Authority for Industrial Development, RB
4.00%, 06/15/29	280	293,422
5.00%, 06/15/39	335	359,034
4.00%, 06/01/41	260	284,814
5.00%, 11/01/42	2,710	3,112,034
5.00%, 06/15/49	935	990,236
5.00%, 06/15/50	575	615,174
4.00%, 06/01/51	205	221,371
4.00%, 06/01/56	290	312,069
Philadelphia Authority for Industrial Development, Refunding RB
5.00%, 05/01/30	440	505,334
5.00%, 05/01/40	375	418,699
5.00%, 06/15/40(b)	320	373,160
4.00%, 05/01/42	2,985	3,096,326
4.00%, 11/01/45	740	831,425
5.00%, 05/01/50	1,120	1,219,997
5.00%, 06/15/50(b)	610	698,232
Series 2015, 5.00%, 04/01/45	2,170	2,463,104
Swarthmore Borough Authority, Refunding RB, 5.00%, 09/15/38	830	895,374

		39,597,535

Health — 23.4%
Allegheny County Hospital Development Authority, RB, Series B, (NPFGC), 6.00%, 07/01/26	2,000	2,477,256
Allegheny County Hospital Development Authority, Refunding RB Series A, 4.00%, 04/01/37	1,700	1,910,491

Security	Par (000)	Value

Health (continued)
Allegheny County Hospital Development Authority, Refunding RB (continued)
Series A, (AGM-CR), 4.00%, 04/01/44	$3,440	$3,858,201
Series A, 5.00%, 04/01/47	700	827,135
Bucks County Industrial Development Authority, RB, 4.00%, 07/01/51	1,000	1,104,225
Bucks County Industrial Development Authority,
Refunding RB, 5.00%, 10/01/37	940	1,052,502
Centre County Hospital Authority, RB, 7.00%, 11/15/21(d)	2,410	2,415,938
Cumberland County Municipal Authority, Refunding RB
5.00%, 01/01/25(d)	255	291,364
4.00%, 01/01/36	395	450,072
4.13%, 01/01/38	160	183,109
5.00%, 01/01/38	2,345	2,622,263
5.00%, 01/01/39	760	919,768
Doylestown Hospital Authority, RB, Series A, 5.00%, 07/01/49	500	575,775
DuBois Hospital Authority, Refunding RB, 4.00%, 07/15/48	2,060	2,231,540
Franklin County Industrial Development Authority, RB
5.00%, 12/01/29	70	76,972
5.00%, 12/01/39	135	145,998
5.00%, 12/01/49	100	106,897
5.00%, 12/01/54	365	388,894
Geisinger Authority, Refunding RB, Series A-2, 5.00%, 02/15/39	4,050	4,843,966
Lancaster County Hospital Authority, Refunding RB, 5.00%, 11/01/35	575	646,948
Lancaster Industrial Development Authority, RB
4.00%, 12/01/44	420	465,297
5.00%, 12/01/44	665	771,547
4.00%, 12/01/49	565	618,390
Lancaster Industrial Development Authority, Refunding RB(d)
5.38%, 05/01/23	520	559,764
5.75%, 05/01/23	865	935,991
Montgomery County Higher Education and Health Authority, Refunding RB
Series A, 5.00%, 09/01/37	840	1,023,064
Series A, 5.00%, 09/01/48	1,500	1,803,553
Montgomery County Industrial Development Authority, RB
Series C, 4.00%, 11/15/43	200	225,194
Series C, 5.00%, 11/15/45	915	1,100,677
Montgomery County Industrial Development Authority, Refunding RB
5.00%, 05/15/22(d)	1,420	1,456,634
5.25%, 01/01/40	220	235,127
Mount Lebanon Hospital Authority, RB, 4.00%, 07/01/48	2,345	2,579,798
Northampton County General Purpose Authority, Refunding RB
5.00%, 08/15/46	1,000	1,148,185
5.00%, 08/15/48	1,125	1,330,595
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series A, 5.00%, 09/01/45	2,000	2,252,094
Pottsville Hospital Authority, Refunding RB, Series B, 5.00%, 07/01/41	3,000	3,535,326
Wayne County Hospital & Health Facilities Authority, RB, Series A, (GTD), 4.00%, 07/01/46	1,595	1,711,322

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
West Cornwall Township Municipal Authority, Refunding RB
Series A, 4.00%, 11/15/36	$230	$258,713
Series A, 4.00%, 11/15/41	225	250,825
Series A, 4.00%, 11/15/46	335	369,810
Westmoreland County Industrial Development Authority, Refunding RB, Series A, 4.00%, 07/01/37	360	413,411

		50,174,631

Housing — 1.5%
Philadelphia Authority for Industrial Development, RB, M/F Housing
Series A, 3.50%, 12/01/36	810	613,326
Series A, 4.00%, 12/01/46	2,970	2,134,453
Series A, 4.00%, 12/01/51	805	557,226
		3,305,005

State — 11.1%
Commonwealth Financing Authority, RB
5.00%, 06/01/34	4,175	5,078,854
5.00%, 06/01/35	1,295	1,571,260
Commonwealth Financing Authority, Refunding RB, Series A, 5.00%, 06/01/28	1,000	1,249,468
Commonwealth of Pennsylvania, GO
First Series, 5.00%, 05/15/28	1,300	1,623,610
First Series, 5.00%, 05/15/29	3,000	3,811,905
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 06/30/42	7,000	8,059,569
Pennsylvania Turnpike Commission, RB, Sub-Series B, 5.25%, 12/01/48	1,930	2,377,791

		23,772,457

Tobacco — 2.0%
Commonwealth Financing Authority, RB, 5.00%, 06/01/33	3,575	4,356,105

Transportation — 14.4%
Allegheny County Airport Authority, RB, Series A, AMT, 5.00%, 01/01/51	500	606,898
City of Philadelphia PA Airport Revenue, Refunding, ARB, AMT, (AGM), 4.00%, 07/01/46	610	694,203
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB
Series B, AMT, 5.00%, 07/01/37	1,100	1,312,792
Series B, AMT, 5.00%, 07/01/47	2,105	2,474,811
Delaware River Joint Toll Bridge Commission, RB, 5.00%, 07/01/42	1,500	1,786,351
Delaware River Port Authority, RB
5.00%, 01/01/29	475	522,484
5.00%, 01/01/37	2,285	2,501,936
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, AMT, 5.00%, 11/01/41	6,025	6,260,162
Pennsylvania Turnpike Commission, RB
5.00%, 12/01/29	260	332,920
5.00%, 12/01/30	325	422,519
5.00%, 12/01/31	590	778,995
3.00%, 12/01/51	1,720	1,763,213
Sub-Series B-1, 5.00%, 06/01/42	2,345	2,773,807
Pennsylvania Turnpike Commission, RB, CAB(e) Sub-Series A-3, (AGM), 0.00%, 12/01/40	1,275	787,492

Security	Par (000)	Value

Transportation (continued)
Pennsylvania Turnpike Commission, RB, CAB(e) (continued)
Sub-Series A-3, 0.00%, 12/01/42	$4,760	$2,576,912
Pennsylvania Turnpike Commission, Refunding RB, Series A-1, 5.25%, 12/01/45	3,270	3,792,059
Southeastern Pennsylvania Transportation Authority, RB, 5.00%, 06/01/32	1,075	1,367,496

		30,755,050

Utilities — 12.0%
Allegheny County Sanitary Authority, RB, (BAM), 5.25%, 12/01/41	1,410	1,538,003
Bucks County Water and Sewer Authority, RB
Series A, (AGM), 5.00%, 12/01/37	780	875,917
Series A, (AGM), 5.00%, 12/01/40	1,000	1,117,843
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB
Series A, 5.00%, 10/01/43	3,040	3,709,311
Series A, 5.00%, 11/01/45	1,790	2,232,672
Series A, 5.25%, 10/01/52	810	977,807
Delaware County Regional Water Quality Control Authority, RB, 5.00%, 05/01/23(d)	420	449,765
Falls Township Authority, Refunding RB, (MUN GOVT GTD), 5.00%, 12/01/37	1,270	1,274,877
New Kensington Municipal Sanitary Authority, RB, (AGM), 3.25%, 12/01/47	1,195	1,236,666
Oxford Area Sewer Authority, Refunding RB
(BAM), 4.00%, 07/01/22	100	102,407
(BAM), 4.00%, 07/01/23	135	143,003
(BAM), 3.00%, 07/01/25	100	108,247
(BAM), 4.00%, 07/01/28	160	187,358
(BAM), 4.00%, 07/01/29	165	195,115
(BAM), 4.00%, 07/01/30	120	143,253
(BAM), 4.00%, 07/01/31	100	120,687
(BAM), 4.00%, 07/01/33	100	119,540
(BAM), 4.00%, 07/01/34	200	237,493
(BAM), 3.00%, 07/01/35	100	108,090
(BAM), 4.00%, 07/01/37	220	259,021
(BAM), 4.00%, 07/01/39	240	281,963
(BAM), 4.00%, 07/01/41	260	304,818
(BAM), 3.00%, 07/01/46	1,255	1,318,456
(BAM), 2.38%, 07/01/55	700	654,151
Philadelphia Gas Works Co., Refunding RB
5.00%, 08/01/30	800	925,553
5.00%, 08/01/31	600	693,318
5.00%, 08/01/32	800	923,466
5.00%, 08/01/33	400	461,252
5.00%, 08/01/34	700	806,403
Pittsburgh Water & Sewer Authority, RB, Series B,
(AGM), 4.00%, 09/01/50	900	1,044,268
Westmoreland County Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/36	2,000	2,382,636
Williamsport Sanitary Authority, Refunding RB, (BAM), 4.00%, 01/01/40	580	660,580

		25,593,939

Total Municipal Bonds in Pennsylvania		250,761,744

3

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico — 4.7%

State — 4.7%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	$265	$294,758
Series A-1, Restructured, 5.00%, 07/01/58	389	439,165
Series A-2, Restructured, 4.33%, 07/01/40	519	569,135
Series A-2, Restructured, 4.78%, 07/01/58	46	51,254
Series B-1, Restructured, 4.75%, 07/01/53	283	313,730
Series B-1, Restructured, 5.00%, 07/01/58	3,423	3,855,551
Series B-2, Restructured, 4.33%, 07/01/40	2,701	2,966,895
Series B-2, Restructured, 4.78%, 07/01/58	274	305,062
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(e)	3,618	1,178,390

Total Municipal Bonds in Puerto Rico		9,973,940

Total Municipal Bonds — 122.1% (Cost: $243,469,868)		261,278,612

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

Pennsylvania — 36.3%

Education — 9.8%
Northampton County General Purpose Authority, Refunding RB, 5.00%, 11/01/47	3,900	4,661,273
Pennsylvania Higher Educational Facilities Authority, RB, Series AR, 4.00%, 06/15/38	11,335	12,502,819
Philadelphia Authority for Industrial Development, RB, 0.01%, 12/01/48(g)	3,300	3,747,124

		20,911,216

Health — 19.5%
County of Lehigh Pennsylvania, Refunding RB, Series A, 4.00%, 07/01/49(g)	2,501	2,802,037
General Authority of Southcentral Pennsylvania, Refunding RB
4.00%, 06/01/49	5,385	6,037,829
Series A, 5.00%, 06/01/24(d)	7,000	7,830,725
Montgomery County Higher Education and Health Authority, Refunding RB, 4.00%, 09/01/44(g)	3,100	3,497,801
Pennsylvania Economic Development Financing Authority, RB, Series B, 4.00%, 03/15/40	8,000	8,750,000
Pennsylvania Higher Educational Facilities Authority, RB, Series A, 4.00%, 08/15/39(g)	7,815	8,018,174
St Mary Hospital Authority, Refunding RB, 5.00%, 12/01/48	3,754	4,708,426

		41,644,992

State — 3.2%
Commonwealth of Pennsylvania, GO, 1st Series, 4.00%, 03/01/38(g)	6,000	6,866,475

Transportation — 2.0%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	1,680	2,029,813
Pennsylvania Turnpike Commission, Refunding RB, Sub- Series B-2, 5.00%, 06/01/35	1,850	2,226,641

		4,256,454

Security	Par (000)	Value

Utilities — 1.8%
Westmoreland County Municipal Authority, Refunding RB, 5.00%, 08/15/42.	$3,493	$3,950,405

Total Municipal Bonds in Pennsylvania		77,629,542

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 36.3% (Cost: $70,996,152)		77,629,542

Total Long-Term Investments — 158.4% (Cost: $314,466,020)		338,908,154

	Shares

Short-Term Securities

Money Market Funds — 0.8%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(h)(i)	1,808,508	1,808,689

Total Short-Term Securities — 0.8% (Cost: $1,808,689)		1,808,689

Total Investments — 159.2% (Cost: $316,274,709)		340,716,843

Liabilities in Excess of Other Assets — (1.0)%		(2,183,391)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (19.7)%		(42,190,450)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (38.5)%		(82,339,093)

Net Assets Applicable to Common Shares — 100.0%		$214,003,909

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Zero-coupon bond.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(g)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between February 15, 2022 to June 1, 2039, is $14,130,711.

(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$25,907	$1,782,833	(a)	$—	$(51)	$—	$1,808,689	1,808,508	$13	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	28	12/21/21	$3,658	$63,760
U.S. Long Bond	14	12/21/21	2,251	21,985
5-Year U.S. Treasury Note	23	12/31/21	2,799	37,537

				$123,282

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$261,278,612	$—	$261,278,612
Municipal Bonds Transferred to Tender Option Bond Trusts	—	77,629,542	—	77,629,542

5

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Short-Term Securities
Money Market Funds	$1,808,689	$—	$—	$1,808,689

	$1,808,689	$338,908,154	$—	$340,716,843

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$123,282	$—	$—	$123,282

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(42,183,181)	$—	$(42,183,181)
VRDP Shares at Liquidation Value	—	(82,600,000)	—	(82,600,000)

	$—	$(124,783,181)	$—	$(124,783,181)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

CR	Custodian Receipt

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

SAB	Special Assessment Bonds

SAW	State Aid Withholding

TA	Tax Allocation

S C H E D U L E O F I N V E S T M E N T S	6